Putnam Investments
One Post Office Square
Boston, MA 02109
November 30, 2009

Securities and Exchange Commission
100 F Street NE
Washington, DC 20549

Re:	The George Putnam Fund of Boston Reg. Nos. (2-10816) (811-00058)

Ladies and Gentlemen:

We are filing today through the EDGAR system, on behalf of The George Putnam Fund of Boston, Post-Effective Amendment No. 100 pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and Rule 8b-16 under the Investment Company Act of 1940, as amended. The Amendment is marked to show changes in the prospectus and statement of additional information from the corresponding documents included in Post-Effective Amendment No. 99, which was filed pursuant to Rule 485(a) on September 14, 2009. The changes include the addition of information omitted from the prior filing, revisions made in response to comments of the Commission’s staff (as summarized below), and other minor revisions.

Prospectus

1. On the front cover delete the sentence stating that shareholders may be eligible for a reduced sales charge.

Response: The requested deletion has been made.

2. In Fund summary—Fees and expenses:

a. Delete the last sentence in the lead-in paragraph to the fee tables, which provides that further information can be found on Putnam’s website.

b. Delete the footnote to the “Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)” column in the “Shareholder fees” table relating to deferred sales charges imposed on certain redemptions of Class A shares and Class M shares.

c. Delete the second sentence in the footnote to the “Annual fund operating expenses” table, which refers the reader to the Statement of Additional Information for more information on expense limitations.

d. Provide additional information supplementally regarding the disclosure in the third footnote to the “Annual fund operating expenses” table.

e. Delete the footnote to the Class B and Class B (no redemption) calculations in the “10 years” column of the “Example,” which explains that Class B shares convert to Class A shares after 8 years.

f. Revise the text in the “Example” and “Portfolio turnover” sections to use the precise text of Item 3 of Form N-1A.

Responses

a. We have removed the sentence, as requested.

b. We have retained the footnote because we believe it is useful to shareholders and permitted by Instruction 2(a)(i) to Item 3 of Form N-1A, which states that “[a] Fund may include in a footnote to the table, if applicable, a tabular presentation showing the amount of deferred sales charges (loads) over time or a narrative explanation of the sales charges (loads)….”

c. This sentence has been removed from the footnote, as requested.

d. The third footnote to the “Annual fund operating expenses” table describes a temporary interest expense accrual relating to the termination of certain derivatives contracts. This interest expense is not

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a continuing expense of the Fund because the derivatives contracts in question have been terminated and the accrual is expected to be ceased before the end of the Fund’s fiscal year. As such, we do not consider this expense to be a “current” expense within the meaning of Instruction 3(d)(ii)(A) and believe it would not be correct to include this expense in the table because we know that this will not be an expense of the Fund going forward. Accordingly, an estimate of the impact of the interest expense accrual on the Fund has been included in a footnote to the table. In addition, we have combined the third footnote to the “Annual fund operating expenses” table with the second footnote to the table to simplify the disclosure.

e. This footnote has been removed, as requested.

f. Item 3 instructs registrants to include “the following information, in plain English under Rule 421(d) under the Securities Act.” In addition, Instruction 1(b) to Item 3 of Form N-1A states that “[a] Fund may modify the narrative explanations if the explanation contains comparable information to that shown.” We have not revised this disclosure because we believe the current disclosure in these sections complies with the plain English requirements and contains comparable information to the text contained in Item 3 of Form N-1A.

3. In Fund summary— Investments, risks, and performance:

a. In the “Investments” section, provide additional disclosure on the types of investments in which the Fund invests, including disclosure that describes how value stocks are selected for investment by the Fund.

b. Summarize in the “Investments” section the criteria by which the fund buys and sells investments.

c. In the “Investments” section provide additional disclosure defining large and mid size companies.

d. In the “Investments” section disclose the types of derivative(s) the fund may utilize and for what purpose(s) and add disclosure in the “Risks” section to describe how the Fund’s use of derivatives increases risks.

e. Expand the disclosure in the “Risks” section to include interest rate risk, the risk of value style investing and maturity risk, each of which are disclosed in response to Item 9 of Form N-1A (in the “What are the fund’s main investment strategies and related risks?” section).

f. Revise the lead-in paragraph to the performance tables in the “Performance” section to match the text in Item 4(b)(2)(i) of Form N-1A.

g. Revise the disclosure after the “Average annual total returns after sales charges” table to match the text in Item 4(b)(2)(iv)(A) and (B) of Form N-1A.

Responses:

a. We have added disclosure to the “Investments” section regarding the different types of securities in which the Fund invests. In addition, we have added disclosure that describes how we select value stocks.

b. We have added disclosure to the “Investments” section that describes the criteria by which the Fund buys and sells investments.

c. We have revised the disclosure as requested to define large and midsize companies.

d. We have added the requested disclosure in the “Investments” section and the “Risks” section.

e. We have revised the second and third paragraphs of this section to incorporate interest rate risk, the risk of value style investing and maturity risk.

f. We have revised the disclosure to remove the reference to the “potential rewards” associated with an investment, but we have retained the remainder of the disclosure because we believe that the text in Item 4(b)(2)(i) is provided as sample disclosure only and that the current disclosure complies with the requirement to “[p]rovide a brief explanation of how the information illustrates the variability of the Fund’s returns.”

g. We have revised the disclosure, as requested.

4. In Fund summary – Purchase and sale of fund shares, combine the disclosure regarding purchasing, selling or exchanging Fund shares into one section.

Response:

We have combined the disclosure as requested, so that it reads:

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You can open an account, purchase and/or sell fund shares, or exchange them for shares of another Putnam fund by contacting your financial advisor or by calling Putnam Investor Services at 1-800-225-1581.

When opening an account, you must complete and mail a Putnam account application, along with a check made payable to the fund, to: Putnam Investor Services, P.O. Box 8383, Boston, MA 02266-8383. The minimum initial investment of $500 is currently waived, although Putnam reserves the right to reject initial investments under $500 at its discretion. There is no minimum for subsequent investments.

You can sell your shares back to the fund or exchange them for shares of another Putnam fund any day the New York Stock Exchange is open, either through your financial advisor or directly to the fund. Shares may be sold or exchanged by mail, by phone, or online at putnam.com. Some restrictions may apply.

5. In What are the fund’s main investment strategies and related risks?:

a. If there a minimum percentage of the Fund’s total assets that must be invested in equity securities, provide disclosure regarding such minimum amount.

b. If any of investments in foreign investments, below investment grade investments or mortgage-backed investments (each of which is described in the “What are the fund’s main investment strategies and related risks?” section) is a principal investment strategy of the Fund, then provide disclosure in the “Fund Summary” section relating to such investments.

c. Add “after 60 days’ notice” at the end of the “Changes in policies” section.

d. If it is expected that the Fund’s portfolio turnover rate will exceed 100% within a one-year period, add disclosure describing such expected turnover.

Responses:

a. No disclosure has been added because there is no minimum percentage of the Fund’s total assets that must be invested in equity securities.

b. The disclosure has not been revised because none of investments in foreign investments, below investment grade investments or investments in mortgage-backed securities is a principal investment strategy of the Fund.

c. We have not added this text since we do not believe that 60 days’ notice is required to change all policies referred to in this section. However, we confirm that, to the extent 60 days’ notice is required, we will provide such notice to shareholders.

d. No disclosure has been added because we do not expect the Fund’s portfolio turnover rate to exceed 100%.

6. In the Statement of Additional Information – Investment Restrictions

a. In paragraph (8), revise the disclosure as follows:

“(8) Purchase securities (other than securities of the U.S government, its agencies or instrumentalities or tax-exempt securities, except tax-exempt securities backed only by the assets and revenues of non-governmental issuers) if, as a result of such purchase, 25% or more of the fund's total assets would be invested in any one industry.”

b. Add disclosure describing the Fund’s fundamental investment restriction relating to senior securities.

Responses:

a. We have retained the Fund's fundamental investment restriction relating to industry concentration, which has been approved by the Funds' Board of Trustees. Additionally, the Commission has indicated in Commission guidance and no-action letters that a fund is concentrated if it invests more than 25% of the value of its total assets in any one industry.

b. We have not revised the disclosure because we believe that although no specific fundamental investment restriction related to senior securities is listed in the “Investment Restrictions” section, because borrowing is the only way in which an open-end investment company may issue senior securities consistent with applicable law, the Fund is effectively subject to the same restriction.

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7. Submit financial data in future 485(a) filings for the Putnam funds:

Response:

The financial data was not available in time for the 485 filing for this Fund. Putnam will make every effort to provide financial data in future 485 filings to the extent such data is available.

Having reviewed the Amendment, the undersigned represents pursuant to Rule 485(b)(4) under the Securities Act of 1933, as amended, that it does not contain disclosure which would render it ineligible to become effective pursuant to Rule 485(b).

Any comments or questions on this filing may be directed to the undersigned at 1-800-225-2465, Ext. 14824.

Very truly yours,

Anne Marie Duffy
Vice President and Counsel

cc: James E. Thomas, Esq., Ropes & Gray LLP

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